LEASES - Narrative (Details) - 10K - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease, cost	$ 59	$ 59
Operating lease payments	$ 65	$ 54